RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. During the three months ended March 31, 2018 and March 31, 2017, the Company incurred fees totaling $0 relating to services rendered under this agreement, respectively. The amount outstanding and payable as of March 31, 2018 and December 31, 2017, was $17,840,615 and $17,840,615, respectively. The amount is due on demand and does not accrue interest.

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. During 2017 and 2016, the Company incurred fees totaling $0 and $12,340,615, respectively, relating to services rendered under this agreement. The amount outstanding and payable as of December 31, 2017 and 2016, was $17,840,615 and $17,840,615, respectively. The amount is due on demand and does not accrue interest.

On January 1, 2016, the Company awarded stock options for 857,464 shares that were cashlessly exercised into 290,513 shares of Series A preferred stock or consulting efforts to an entity with common ownership. No stock options were awarded to related parties during 2017.

During 2015, equipment purchasing was paid by an affiliate resulting in a note payable. The balance of the note was $74,000 as of December 31, 2017 and 2016, respectively.

On April 30, 2017, the Company purchased $250,000 of secured debt that had been owed to that party, by an operating subsidiary of a related party. As a result of the transaction, the Company is now the creditor on the notes. The first note in the amount of $150,000 is dated March 13, 2013, carries an interest rate of 12% and was due on September 13, 2015. The second note in the amount of $100,000 is dated July 17, 2013, carries an interest rate of 12% and was due January 17, 2016. Both notes are in default and have been fully impaired due to collectability uncertainty. (see Note 9)

During July 2017, an officer of the Company advanced $50,000 to Quest. The advance is unsecured, non interest bearing and due on demand. (see Note 3)

On June 12, 2015, the Company executed a consulting agreement with an entity with common ownership. During 2017 and 2016, the Company incurred fees totaling $0 and $12,340,615, respectively, relating to services rendered under this agreement. The amount outstanding and payable as of December 31, 2017 and 2016, was $17,840,615 and $17,840,615, respectively. The amount is due on demand and does not accrue interest.